Payments, by Category - 12 months ended Jun. 30, 2023 - ZAR (R) R in Millions	Total	DRDGOLD Limited [Member]	Ergo Mining Proprietary Limited [Member]	Far West Gold Recoveries Proprietary Limited [Member]	Ergo Mining Operations Proprietary Limited [Member]
Payments:
Taxes	R 325.8	R 39.2	R 80.8	R 200.1	R 5.7
Fees	4.0		3.0	1.0
Total Payments	R 329.8	R 39.2	R 83.8	R 201.1	R 5.7